Principal Accounting Policies (Schedule of Consolidated Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 484,101		¥ 1,085,236	¥ 2,101,217	$ 74,405	$ 166,798	¥ 1,457,722
Restricted cash	91,810		124,561		14,111
Short-term investments	3,084,634		3,603,497		474,100
Accounts receivable, net	286,627		235,673		44,054
Intercompany receivables	171,331		390,330		26,333
Prepayments and other current assets	939,463		1,632,329		144,393
Yield enhancement products and accrued interest	31,337		449,528		4,816
Total current assets	5,089,303		7,521,154		782,212
Non-current assets
Long-term investments	484,991		58,764		74,542
Property and equipment, net	148,278		177,817		22,790
Intangible assets, net	460,634		592,267		70,798
Goodwill	147,639		147,639	136,569	22,692	$ 22,692
Yield enhancement products over one year and accrued interest	170,505		562,643		26,206
Other non-current assets	156,455		46,468		24,047
Long-term amounts due from related parties	0		64,902		0
Total non-current assets	1,568,502		1,650,500		241,075
Total assets	6,657,805		9,171,654		1,023,287
Current liabilities
Accounts payable	852,500		1,022,704		131,027
Salary and welfare payable	187,561		192,455		28,828
Taxes payable	32,036		11,619		4,924
Advances from customers	1,210,615		1,806,493		186,068
Intercompany payable	86,923		32,526		13,360
Accrued expenses and other current liabilities	373,690		589,288		57,435
Amount due to the individual investors of yield enhancement products	177,971		871,914		27,354
Total current liabilities	2,921,296		4,526,999		448,996
Non-current liabilities	42,481		54,928		6,529
Total liabilities	2,963,777		4,581,927		455,525
Net revenues	2,192,100	$ 336,920	10,530,941	7,671,100
Net loss	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Net cash used in operating activities	(418,649)	(64,347)	(2,239,444)	(514,735)
Net cash used in investing activities	648,306	99,644	(2,514,247)	(1,915,168)
Net cash provided by financing activities	(784,766)	(120,616)	3,627,058	3,005,838
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	289,259		206,917		44,458
Restricted cash	90,854		123,748		13,964
Short-term investments	1,685,045		323,393		258,987
Accounts receivable, net	140,464		178,177		21,589
Intercompany receivables	1,595,225		7,039		245,182
Prepayments and other current assets	228,604		1,223,887		35,136
Yield enhancement products and accrued interest	21,337		449,528		3,279
Total current assets	4,050,788		2,512,689		622,595
Non-current assets
Long-term investments	501,227		75,000		77,037
Property and equipment, net	84,755		95,433		13,027
Intangible assets, net	95,550		100,286		14,686
Goodwill	137,074		137,074		21,068
Yield enhancement products over one year and accrued interest	170,505		562,643		26,206
Other non-current assets	27,258		35,551		4,189
Long-term amounts due from related parties	0		0		0
Total non-current assets	1,016,369		1,005,987		156,213
Total assets	5,067,157		3,518,676		778,808
Current liabilities
Accounts payable	629,707		939,741		96,784
Salary and welfare payable	157,440		167,747		24,198
Taxes payable	8,952		8,206		1,376
Advances from customers	1,145,306		1,795,560		176,030
Intercompany payable	4,966,577		2,528,229		763,349
Accrued expenses and other current liabilities	334,286		557,226		51,379
Amount due to the individual investors of yield enhancement products	177,971		871,914		27,354
Total current liabilities	7,420,239		6,868,623		1,140,470
Non-current liabilities	1,378,584		31,460		211,884
Total liabilities	8,798,823		6,900,083		$ 1,352,354
Net revenues	1,954,746	300,439	10,562,269	7,781,754
Net loss	(348,755)	(53,603)	(2,034,208)	(1,055,593)
Net cash used in operating activities	(232,926)	(35,800)	(972,677)	(87,299)
Net cash used in investing activities	(988,393)	(151,913)	(193,029)	(1,374,894)
Net cash provided by financing activities	¥ 1,303,661	$ 200,369	¥ 995,740	¥ 1,736,720